000 B000000 12/31/97
000 C000000 0000054771
000 D000000 N
000 E000000 NF
000 F000000 Y
000 G000000 N
000 H000000 N
000 I000000 3.0.a
000 J000000 A
001 A000000 THE KAUFMANN FUND, INC.
001 B000000 811-1586
001 C000000 2129220123
002 A000000 140 EAST 45TH STREET, 43RD FLOOR
002 B000000 NEW YORK
002 C000000 NY
002 D010000 10017
003  000000 N
004  000000 N
005  000000 N
006  000000 N
007 A000000 N
007 B000000  0
007 C010100  1
007 C010200  2
007 C010300  3
007 C010400  4
007 C010500  5
007 C010600  6
007 C010700  7
007 C010800  8
007 C010900  9
007 C011000 10
019 B000000    0
020 A000001 INSTINET
020 C000001    718
020 A000002 RAS SECURITIES
020 C000002    706
020 A000003 SMITH BARNEY INC.
020 C000003    565
020 A000004 MONTGOMERY SECURITIES
020 C000004    470
020 A000005 MORGAN STANLEY & CO., INC.
020 C000005    407
020 A000006 MERRILL LYNCH PIERCE FENNER & SMITH, INC.
020 C000006    351
020 A000007 SOUTHEAST RESEARCH PARTNERS
020 C000007    349
020 A000008 DONALDSON LUFKIN & JENRETTE INC.
020 C000008    288
020 A000009 ARNOLD & S. BLEICHROEDER, INC.
020 C000009    287
020 A000010 BEAR STEARNS SECURITIES CORP.
020 C000010    263
021  000000    10107
022 A000001 STATE STREET BANK & TRUST COMPANY
022 C000001  72640666
022 D000001         0
022 A000002 MONTGOMERY SECURITIES
022 C000002    293304
022 D000002    359024
022 A000003 MORGAN STANLEY
022 C000003    356678
022 D000003    292748
022 A000004 ALEX BROWN & SONS
022 C000004    390392
022 D000004    171405
022 A000005 SMITH BARNEY INC.
022 C000005    104996
022 D000005    135137
022 A000006 GOLDMAN SACHS & CO.
022 C000006    143876
022 D000006     68226
022 A000007 LEWCO SECURITIES FOR HAMBRECHT
022 C000007     80178
022 D000007     94954
022 A000008 MERRILL LYNCH PIERCE FENNER & SMITH
022 C000008    112563
022 D000008     51411
022 A000009 DONALDSON LUFKIN & JENRETTE INC.
022 C000009    126402
022 D000009     32231
022 A000010 COWEN & CO.
022 C000010     72145
022 D000010     73691
023 C000000   77255313
023 D000000    1711629
025 D000001       0
025 D000002       0
025 D000003       0
025 D000004       0
025 D000005       0
025 D000006       0
025 D000007       0
025 D000008       0
027  000000 Y
028 A010000     80818
028 A020000         0
028 A030000         0
028 A040000    122743
028 B010000     80351
028 B020000         0
028 B030000         0
028 B040000    100618
028 C010000     93762
028 C020000         0
028 C030000         0
028 C040000     63661
028 D010000    104063
028 D020000         0
028 D030000         0
028 D040000     88346
028 E010000     68703
028 E020000    182826
028 E030000         0
028 E040000     81467
028 F010000     73697
028 F020000         0
028 F030000         0
028 F040000     95325
028 G010000    501394
028 G020000    182826
028 G030000         0
028 G040000    552160
028 H000000         0
030 A000000      0
030 B000000  0.00
030 C000000  0.00
031 A000000      0
031 B000000      0
032  000000      0
033  000000      0
035  000000      0
036 B000000      0
038  000000   2484
042 A000000   0
042 B000000   0
042 C000000   0
042 D000000   0
042 E000000   0
042 F000000   0
042 G000000 100
042 H000000   0
043  000000  16150
044  000000      0
048  000000  0.000
048 A010000        0
048 A020000 0.000
048 B010000        0
048 B020000 0.000
048 C010000        0
048 C020000 0.000
048 D010000        0
048 D020000 0.000
048 E010000        0
048 E020000 0.000
048 F010000        0
048 F020000 0.000
048 G010000        0
048 G020000 0.000
048 H010000        0
048 H020000 0.000
048 I010000        0
048 I020000 0.000
048 J010000        0
048 J020000 0.000
048 K010000        0
048 K020000 0.000
055 A000000 N
055 B000000 N
061  000000        0
062 A000000 N
062 B000000   0.0
062 C000000   0.0
062 D000000   0.0
062 E000000   0.0
062 F000000   0.0
062 G000000   0.0
062 H000000   0.0
062 I000000   0.0
062 J000000   0.0
062 K000000   0.0
062 L000000   0.0
062 M000000   0.0
062 N000000   0.0
062 O000000   0.0
062 P000000   0.0
062 Q000000   0.0
062 R000000   0.0
063 A000000   0
063 B000000  0.0
066 A000000 Y
066 B000000 Y
066 C000000 N
066 D000000 N
066 E000000 N
066 F000000 N
066 G000000 N
071 A000000   3388315
071 B000000   3335638
071 C000000   5164995
071 D000000   65
072 A000000 12
072 B000000    41631
072 C000000     6965
072 D000000        0
072 E000000     2025
072 F000000    85090
072 G000000        0
072 H000000        0
072 I000000     4655
072 J000000      701
072 K000000        0
072 L000000      325
072 M000000      218
072 N000000      585
072 O000000        0
072 P000000      395
072 Q000000        0
072 R000000      451
072 S000000       99
072 T000000    20955
072 U000000        0
072 V000000        0
072 W000000      331
072 X000000   113805
072 Y000000     6589
072 Z000000   -56595
072AA000000   802333
072BB000000   503201
072CC010000   433053
072CC020000        0
072DD010000        0
072DD020000        0
072EE000000        0
073 A010000   0.0000
073 A020000   0.0000
073 B000000   0.0000
073 C000000   0.0000
074 A000000      611
074 B000000   484419
074 C000000    68565
074 D000000    97519
074 E000000    31600
074 F000000  5213511
074 G000000        0
074 H000000        0
074 I000000        0
074 J000000   188457
074 K000000     1052
074 L000000    98879
074 M000000   309911
074 N000000  6494524
074 O000000   115440
074 P000000        0
074 Q000000        0
074 R010000        0
074 R020000    87554
074 R030000        0
074 R040000   283369
074 S000000        0
074 T000000  6008161
074 U010000   942699
074 U020000        0
074 V010000     6.37
074 V020000     0.00
074 W000000   0.0000
074 X000000   273233
074 Y000000    43870
075 A000000        0
075 B000000  5662194
076  000000     0.00
077 A000000 Y
077 B000000 Y
077 C000000 N
077 D000000 N
077 E000000 N
077 F000000 N
077 G000000 N
077 H000000 N
077 I000000 N
077 J000000 N
077 K000000 N
077 L000000 N
077 M000000 N
077 N000000 N
077 O000000 N
077 P000000 N
077 Q010000 N
077 Q020000 N
077 Q030000 N
078  000000 N
080 A000000 NATIONAL UNION FIRE INS. CO OF PITTSBURGH, PA
080 C000000     2500
081 A000000 N
081 B000000   0
082 A000000 N
082 B000000        0
083 A000000 N
083 B000000        0
084 A000000 N
084 B000000        0
085 A000000 Y
085 B000000 N
086 A010000      0
086 A020000      0
086 B010000      0

086 B020000      0
086 C010000      0
086 C020000      0
086 D010000      0
086 D020000      0
086 E010000      0
086 E020000      0
086 F010000      0
086 F020000      0
SIGNATURE   OLGA MENDEZ
TITLE       OPERATIONS MANAGER

                             Sanville & Company
                        CERTIFIED PUBLIC ACCOUNTANTS
                             1514 OLD YORK ROAD
                             ABINGTON, PA  19001
                               (215) 884-8460
                             FAX (215) 884-8686

                                                            MEMBERS OF
ROBERT F. SANVILLE, CPA                                AMERICAN INSTITUTE OF
MICHAEL T. BARANOWSKY, CPA                         CERTIFIED PUBLIC ACCOUNTANTS
                                                     PENNSYLVANIA INSTITUTE OF
                                                   CERTIFIED PUBLIC ACCOUNTANTS

To the Board of Directors of
The Kaufmann Fund, Inc.

    In planning and performing our audit of the financial statements of The Kaufmann Fund, Inc. for the year ended December 31, 1997, we considered its internal control structure, including procedures for safeguarding securities, in order to determine our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-SAR, not to provide assurance on the internal control structure.

    The management of The Kaufmann Fund, Inc. is responsible for establishing and maintaining an internal control structure. In fulfilling this responsibility, estimates and judgements by management are required to assess the expected benefits and related costs of internal control structure policies and procedures. Two of the objectives of an internal control structure are to provide management with reasonable, but not absolute, assurance that assets are safeguarded against loss from unauthorized use or disposition and that transactions are executed in accordance with management's authorization and recorded properly to permit preparation of financial statements in conformity with generally accepted accounting principles.

    Because of inherent limitations in any internal control structure, errors or irregularities may occur and not be detected. Also, projection of any evaluation of the structure to future periods is subject to the risk that it may become inadequate because of changes in conditions or that the effectiveness of the design and operation may deteriorate.

    Our consideration of the internal control structure would not necessarily disclose all matters in the internal control structure that might be material weaknesses under standards established by the American Institute of Certified Public Accountants. A material weakness is a condition in which the design or operation of the specific internal control structure elements does not reduce to a relatively low level the risks that errors or irregularities in amounts that would be material in relation to the financial statements being audited may occur and not be detected within a timely period by employees in the normal course of performing their assigned functions. However, we noted no matters involving the internal control structure, including procedures for safeguarding securities, that we consider to be material weaknesses as defined above as of December 31, 1997.

    This report is intended solely for the information and use of management and the Securities and Exchange Commission.


Abington, Pennsylvania                            [SANVILLE & COMPANY]
February 16, 1998                                 Certified Public Accountants